CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 52,520,883	$ 56,573,747	$ 41,465,114
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation of property, plant and equipment	6,223,644	6,054,199	4,334,113
Amortization of prepaid land leases	157,504	171,204	134,479
Amortization of intangible assets	2,847,773	1,362,282	0
Allowance for doubtful accounts	6,341,873	4,434,129	2,816,320
(Gain) loss on disposal of property, plant and equipment	(97,449)	196,117	(166,177)
Impairment loss on property, plant and equipment	0	0	23,711
Impairment loss on share of a cost investment	0	0	165,948
Share of net (income) loss from equity investees	(297,177)	3,141	(2,847,866)
Gain on disposal of long term investments	0	(2,043,977)	(1,400,533)
Gain on disposal of a subsidiary	(6,478)	0	0
Dilution gain on share of an equity investee	0	0	(756,619)
Amortization of expenses accrued for bond payable	0	0	31,531
Share-based compensation expenses	1,599,496	1,139,368	551,966
Deferred income tax (benefit) expenses	(1,955,829)	1,713,253	(1,297,968)
Dividends income from cost investees	(833,567)	0	0
Acquisition-related consideration adjustments	1,163,179	0	0
Changes in operating assets and liabilities:
Accounts receivable	(33,422,591)	(29,288,766)	(30,227,617)
Costs and estimated earnings in excess of billings	(19,956,215)	(12,302,872)	(42,587,603)
Inventories	(6,673,261)	2,412,298	(3,256,130)
Advances to suppliers	2,054,370	(1,814,764)	3,384,430
Other receivables	(3,432,599)	4,132,144	(685,398)
Deposits and other assets	(4,856,915)	(1,118,873)	506,365
Due from related parties	(11,672,808)	(2,871,070)	(336,128)
Accounts payable	22,435,049	8,838,803	18,481,215
Deferred revenue	4,140,209	14,392,486	7,994,334
Accruals and other payable	11,040,307	2,966,928	2,113,829
Due to related parties	57,762	(344,006)	(457,800)
Income tax payable	53,799	(2,871,713)	(1,167,314)
Other tax payables	3,246,426	5,445,154	1,390,307
Net cash (used in) provided by operating activities	30,677,385	57,179,212	(1,793,491)
Cash flows from investing activities:
Time deposits placed with banks	(19,592,169)	(39,012,896)	0
Purchases of property, plant and equipment	(9,087,583)	(8,250,146)	(16,045,183)
Maturity of time deposits	28,068,557	17,426,000	0
Proceeds from disposal of property, plant and equipment	333,810	3,276,341	12,574
Proceeds from disposal of shares of equity investees	0	4,439,707	3,726,997
Repayments from equity investees	0	0	27
Acquisition of shares of an equity investee	0	(474,316)	0
Dividends from equity investees	0	0	90,517
Acquisition of a subsidiary, net of cash acquired	(11,936,376)	(5,296,855)	0
Cash prepaid for acquisition of a subsidiary	0	0	(16,856,148)
Proceeds from disposal of a subsidiary	112,674	0	0
Net cash used in investing activities	(12,101,087)	(27,892,165)	(29,071,216)
Cash flows from financing activities:
Repayments of bonds payable	0	0	(12,068,913)
Proceeds from short-term bank loans	7,499,136	563,736	15,671,580
Repayments of short-term bank loans	(4,555,348)	(12,314,261)	(5,924,784)
Proceeds from long-term bank loans	610,588	0	0
Repayments of long-term bank loans	(8,237,030)	(6,012,895)	(1,508,614)
Proceeds from exercise of options	967,200	672,000	1,070,700
Repayment of amounts due to the former shareholders of a subsidiary	0	(8,243,700)	0
Net cash used in financing activities	(3,715,454)	(25,335,120)	(2,760,031)
Effect of foreign exchange rate changes	1,034,773	1,711,976	4,791,852
Net (decrease) increase in cash and cash equivalents	15,895,617	5,663,903	(28,832,886)
Cash and cash equivalents, beginning of year	96,332,962	90,669,059	119,501,945
Cash and cash equivalents, end of year	112,228,579	96,332,962	90,669,059
Supplementary disclosures of cash flow information:
Interest	2,087,170	3,031,593	2,680,141
Income tax	10,024,263	11,144,407	7,109,057
Supplementary disclosures of significant non-cash transactions:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	6,763,643	8,010,950	0
Issuance of ordinary shares as purchase consideration in connection with the acquisition of Concord	0	9,121,499	0
Issuance of ordinary shares as purchase consideration in connection with the acquisition of Bond	$ 16,908,964	$ 0	$ 0